Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (4,275)	$ (4,492)	$ (8,844)
Adjustments for:
Loss on debt conversion	0	0	440
Depreciation	1	1	11
Stock-based compensation	1,708	671	3,357
Amortization and others	125	0	158
Changes in non-cash operating balances:
Other receivables	5	(16)	(1)
Bond Deposits	0	0	(500)
Prepaid assets	5	(8)	0
Accounts payable and accrued liabilities	625	1,243	1,322
Net cash used in operating activities	(1,806)	(2,601)	(4,057)
CASH FLOWS USED IN INVESTING ACTIVITIES
Purchase of property and equipment	1	0	3
Net cash flows used in investing activities	(1)	0	(3)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Proceeds from the issuance of share capital and warrants	0	0	1,150
Borrowings on debt	1,739	2,669	1,750
Repayment of operating lease and financing obligation	0	64	173
Net cash provided from financing activities	1,739	2,605	2,727
Net (decrease) increase in cash	(68)	4	(1,333)
CASH
Beginning of year	74	70	1,403
End of year	6	74	70
SUPPLEMENTAL DISCLOSURE
Income taxes paid	0	0	0
Interest paid	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of note payable, related party, to equity	0	0	(1,000)
Forgiveness of accrued and deferred salary1	0	0	206
Equity component of convertible note	37	219	0
Exchange of accounts payable for notes payable	$ 0	$ 150	$ 0